UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21364

Schroder Global Series Trust
 (Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-464-3108

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.   Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schroder North American Equity Fund

Schedule of Investments
Januray 31, 2019 (unaudited)

Shares		Value $

	COMMON STOCK – 93.8%
	Bermuda – 0.3%
21,700	Axis Capital Holdings	1,162,035
9,411	Everest Re Group	2,061,479
31,000	Third Point Reinsurance (1)	325,810
		3,549,324
	Canada – 1.5%
35,300	BCE	1,534,829
231,900	Birchcliff Energy	554,181
23,400	Canadian National Railway	1,952,746
33,600	Canadian Natural Resources	901,916
39,700	Centerra Gold (1)	201,227
34,400	CI Financial	463,135
63,300	Crescent Point Energy	188,847
134,800	Crew Energy (1)	92,332
16,000	Dollarama	430,701
23,300	Genworth MI Canada	792,833
37,300	Husky Energy	442,564
58,600	Imperial Oil	1,662,626
24,800	Magna International Class A	1,312,525
41,000	Manulife Financial	658,709
200,600	Surge Energy	206,104
22,000	Tourmaline Oil	300,042
126,500	TransAlta Renewables	1,122,562
12,500	Transcontinental Class A	199,113
12,600	West Fraser Timber	750,563
32,800	Westshore Terminals Investment	545,439
		14,312,994
	Israel – 0.2%
15,300	Check Point Software Technologies (1)	1,712,376

	United Kingdom – 0.1%
141,800	Noble (1)	467,940
38,300	Rowan Class A (1)	466,877
		934,817
	United States – 91.7%
	Communication Services – 7.1%
13,749	Alphabet Class A (1)	15,479,862
13,994	Alphabet Class C (1)	15,622,482
12,800	AMC Networks Class A (1)	805,632
254,827	AT&T	7,660,099
84,400	Facebook Class A (1)	14,068,636
2,300	Netflix (1)	780,850
27,700	Omnicom Group	2,157,276
212,830	Verizon Communications	11,718,420
		68,293,257
	Consumer Discretionary – 10.9%
14,806	Amazon.com (1)	25,447,517
1,288	Booking Holdings (1)	2,360,659
15,600	BorgWarner	638,040
28,600	Buckle	496,782
15,500	Capri Holdings (1)	658,440
185,300	Comcast Class A	6,776,421
10,966	Delphi Technologies (1)	196,401

Shares		Value $

13,300	Discovery Class A (1)	377,454
126,000	eBay	4,239,900
24,400	Foot Locker	1,363,716
113,100	Ford Motor	995,280
20,000	GameStop Class A	226,800
45,400	Gap	1,154,976
58,600	Garmin	4,053,948
76,800	Gentex	1,626,624
60,200	H&R Block	1,420,118
31,200	Hasbro	2,825,472
49,993	Home Depot	9,175,215
12,100	Kohl's	831,149
9,300	Lear	1,431,549
26,800	Lowe's	2,577,088
16,100	Macy's	423,430
35,081	McDonald's	6,271,781
39,300	Michaels (1)	544,698
64,800	Nike Class B	5,305,824
26,100	Ross Stores	2,404,332
22,000	Signet Jewelers	535,920
47,500	Starbucks	3,236,650
6,600	Target	481,800
4,600	Tenneco Class A	159,528
16,300	Thor Industries	1,061,456
8,700	Tiffany	771,951
69,600	TJX	3,461,208
20,000	Tupperware Brands	545,400
54,100	Viacom Class B	1,591,622
78,972	Walt Disney	8,806,957
		104,476,106
	Consumer Staples – 7.0%
122,400	Altria Group	6,040,440
13,300	Brown-Forman Class B	628,425
19,900	Clorox	2,952,762
200,816	Coca-Cola	9,665,274
71,682	Colgate-Palmolive	4,636,392
1,300	Costco Wholesale	279,019
34,900	Hershey	3,702,890
48,400	Kimberly-Clark	5,390,792
14,800	Nu Skin Enterprises Class A	971,620
89,224	PepsiCo	10,052,868
91,091	Philip Morris International	6,988,502
120,211	Procter & Gamble	11,596,755
2,800	USANA Health Sciences (1)	327,880
21,641	Walgreens Boots Alliance	1,563,779
20,723	Walmart	1,985,885
		66,783,283
	Energy – 4.1%
53,700	Antero Resources (1)	540,222
90,763	Chevron	10,405,978
19,700	ConocoPhillips	1,333,493
91,300	Diamond Offshore Drilling (1)	997,909
218,590	ExxonMobil	16,018,275
61,100	Gulfport Energy (1)	512,629
55,000	Marathon Petroleum	3,644,300
19,600	Murphy Oil	536,060
11,300	Phillips 66	1,078,133

Schroder North American Equity Fund

Schedule of Investments
Januray 31, 2019 (unaudited)

Shares		Value $

36,672	Schlumberger	1,621,269
19,400	Valero Energy	1,703,708
26,300	Whiting Petroleum (1)	752,969
		39,144,945
	Financials – 14.1%
20,000	Affiliated Managers Group	2,099,000
99,900	Aflac	4,765,230
11,500	American Equity Investment Life Holding	360,180
27,727	American Express	2,847,563
10,000	American Financial Group	953,900
8,800	American International Group	380,424
3,800	American National Insurance	528,922
13,100	Ameriprise Financial	1,658,460
28,000	Assured Guaranty	1,135,680
72,700	Athene Holding Class A (1)	3,118,830
480,050	Bank of America	13,667,023
34,400	BB&T	1,678,720
63,600	Berkshire Hathaway Class B (1)	13,072,344
2,736	Brighthouse Financial (1)	102,162
41,700	Capital One Financial	3,360,603
128,442	Citigroup	8,279,371
26,918	Discover Financial Services	1,816,696
34,444	Essent Group (1)	1,369,149
6,700	FactSet Research Systems	1,464,821
35,800	Federated Investors Class B	935,454
63,800	Fifth Third Bancorp	1,711,116
101,300	Franklin Resources	2,999,493
27,204	Goldman Sachs Group	5,386,664
99,300	Invesco	1,809,246
175,063	JPMorgan Chase	18,119,021
95,200	KeyCorp	1,567,944
77,100	Lincoln National	4,509,579
6,800	Marsh & McLennan	599,692
60,600	Morgan Stanley	2,563,380
32,300	PNC Financial Services Group	3,962,241
80,800	Principal Financial Group	4,045,656
4,800	Prudential Financial	442,272
2,600	Simon Property Group REIT	473,512
27,400	State Street	1,942,660
66,200	Synchrony Financial	1,988,648
11,200	T. Rowe Price Group	1,046,752
50,351	U.S. Bancorp	2,575,957
73,400	Unum Group	2,551,384
25,400	Waddell & Reed Financial Class A	434,848
256,872	Wells Fargo	12,563,610
		134,888,207
	Healthcare – 15.0%
18,600	Abbott Laboratories	1,357,428
109,581	AbbVie	8,798,259
48,417	Amgen	9,059,305
17,162	Biogen (1)	5,728,332
141,371	Bristol-Myers Squibb	6,979,486
22,400	Celgene (1)	1,981,504
45,900	Cerner (1)	2,520,369
2,100	Chemed	625,674
30,587	Cigna	6,111,588
36,517	CVS Health	2,393,689

Shares			Value $

6,700		Danaher	743,164
4,600		Edwards Lifesciences (1)	783,932
68,961		Eli Lilly	8,265,666
79,404		Gilead Sciences	5,559,074
4,500		HCA Healthcare	627,435
5,400		Idexx Laboratories (1)	1,149,012
700		Intuitive Surgical (1)	366,548
7,000		Jazz Pharmaceuticals (1)	881,230
137,284		Johnson & Johnson	18,269,755
10,300		McKesson	1,320,975
21,700		MEDNAX (1)	783,587
60,169		Medtronic	5,318,338
160,107		Merck	11,916,764
44,000		Mylan (1)	1,317,800
322,547		Pfizer	13,692,120
42,384		Quest Diagnostics	3,702,242
9,300		ResMed	885,081
20,299		Stryker	3,604,493
4,300		Thermo Fisher Scientific	1,056,381
12,600		United Therapeutics (1)	1,453,158
47,200		UnitedHealth Group	12,753,440
11,100		Varian Medical Systems (1)	1,465,533
9,508		Waters (1)	2,198,440
			143,669,802
	I	ndustrials – 9.5%
37,935	3	M	7,598,381
24,100		Allegion	2,069,226
55,900		Allison Transmission Holdings Class A	2,720,653
27,400		AMETEK	1,997,460
8,500		Boeing	3,277,770
32,400		Caterpillar	4,314,384
9,500		Copart (1)	480,985
29,800		CSX	1,957,860
15,700		Cummins	2,309,627
32,800		Deluxe	1,540,616
4,200		Donaldson	198,576
38,700		Eaton	2,950,875
86,971		Emerson Electric	5,693,991
4,900		Equifax	524,398
13,900		Expeditors International of Washington	963,270
22,500		Fastenal	1,360,350
23,650		Fortive	1,773,513
8,700		Generac Holdings (1)	460,491
16,700		General Dynamics	2,858,539
19,800		Graco	857,934
42,991		Honeywell International	6,174,797
31,700		Hubbell Class B	3,465,761
15,300		IDEX	2,109,258
41,500		Illinois Tool Works	5,698,365
7,600		Lockheed Martin	2,201,644
29,900		MSC Industrial Direct Class A	2,496,351
17,500		Norfolk Southern	2,935,450
16,400		Raytheon	2,702,064
6,100		Rockwell Automation	1,034,072
18,100		Snap-on	3,004,419
21,200		Toro	1,261,400
37,100		Union Pacific	5,901,497

Schroder North American Equity Fund

Schedule of Investments
Januray 31, 2019 (unaudited)

Shares		Value $

20,795	United Technologies	2,455,266
20,800	Verisk Analytics Class A (1)	2,442,128
6,900	Watsco	1,017,612
		90,808,983
	Information Technology – 21.3%
15,752	Accenture Class A	2,418,720
22,000	Adobe (1)	5,452,040
66,000	Amdocs	3,688,080
8,000	Amphenol Class A	703,360
6,400	Analog Devices	632,704
186,473	Apple	31,036,566
20,700	Applied Materials	808,956
24,700	Automatic Data Processing	3,454,048
4,100	Broadcom	1,099,825
25,500	CDK Global	1,247,205
269,785	Cisco Systems	12,758,133
68,700	Cognizant Technology Solutions Class A	4,787,016
1,600	Fair Isaac (1)	360,320
23,200	Fiserv (1)	1,923,976
7,700	FleetCor Technologies (1)	1,553,937
126,400	Hewlett Packard Enterprise	1,970,576
64,600	HP	1,423,138
282,874	Intel	13,329,023
35,694	International Business Machines	4,797,988
13,000	Intuit	2,805,660
10,800	j2 Global	811,728
21,800	Kla-Tencor	2,323,226
14,900	Lam Research	2,526,742
34,900	Mastercard Class A	7,368,437
60,300	Maxim Integrated Products	3,272,481
79,600	Micron Technology (1)	3,042,312
341,050	Microsoft	35,615,851
9,000	NetApp	573,930
12,200	NVIDIA	1,753,750
195,581	Oracle	9,824,034
50,100	Paychex	3,547,080
41,300	PayPal Holdings (1)	3,665,788
31,900	Perspecta	639,595
113,877	QUALCOMM	5,639,189
34,400	Seagate Technology	1,523,232
50,800	TE Connectivity	4,112,260
30,222	Texas Instruments	3,042,751
35,200	Total System Services	3,154,272
81,300	Visa Class A	10,976,313
10,400	VMware Class A (1)	1,571,128
36,500	Western Digital	1,642,135
12,600	Xilinx	1,410,444
		204,287,949
	Materials – 1.7%
8,300	Air Products & Chemicals	1,364,437
14,000	Celanese Class A	1,340,640
14,700	DowDuPont	791,007
89,700	Freeport-McMoRan	1,044,108
22,200	International Flavors & Fragrances	3,147,516
28,700	Louisiana-Pacific	699,706
26,300	LyondellBasell Industries Class A	2,287,311
37,200	Packaging Corp. of America	3,508,704

Shares		Value $

12,200	PPG Industries	1,286,368
5,200	Sonoco Products	299,416
13,900	Steel Dynamics	508,601
		16,277,814
	Real Estate – 0.4%
97,800	Host Hotels & Resorts REIT	1,766,268
27,100	Park Hotels & Resorts REIT	814,897
4,900	Public Storage REIT	1,041,348
		3,622,513
	Utilities – 0.6%
28,000	AES	458,920
9,300	Consolidated Edison	722,145
40,300	Exelon	1,924,728
10,500	NextEra Energy	1,879,290
15,300	PPL	479,196
8,000	Southern	388,800
		5,853,079
	Total United States	878,105,938
	TOTAL COMMON STOCK
	(Cost $607,674,647)	898,615,449
	TOTAL INVESTMENTS IN SECURITIES – 93.8%
	(Cost $607,674,647)	898,615,449
	OTHER ASSETS LESS LIABILITIES – 6.2%	59,118,933
	NET ASSETS – 100%	$957,734,382

(1)	Denotes non-income producing security.

Schroder North American Equity Fund

Schedule of Investments
Januray 31, 2019 (unaudited)

The open futures contracts held by the Fund at January 31, 2019, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	377	Mar-2019	$49,918,385	$50,979,825	$1,061,440

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
RBC	02/27/19	CAD	16,926,535	USD	12,768,817	$(120,776)

REIT — Real Estate Investment Trust
CAD — Canadian Dollar
S&P — Standard & Poor’s
USD — United States Dollar

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$898,615,449	$—	$—	$898,615,449
Total Investments in Securities	$898,615,449	$—	$—	$898,615,449

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$1,061,440	$—	$—	$1,061,440
Forwards — Unrealized Depreciation	—	(120,776)	—	(120,776)
Total Other Financial Instruments	$1,061,440	$(120,776)	$—	$940,664

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCH-QH-002-0500

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO
Date: March 28, 2019